Cash and Cash Equivalents - Disclosure of Detailed Information of Cash Flow Statement (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Statement of cash flows [abstract]
Net cash flows from operating activities		€ 864	€ 2,672	€ (1,796)
Net cash flows from investing activities		(1,996)	733	(54)
Net cash flows from financing activities		(3,241)	(1,834)	300
Net increase / (decrease) in cash and cash equivalents	[2]	€ (4,373)	€ 1,570	€ (1,550)

[1]	Comparatives for 2022 have been restated due to the initial application of IFRS 9 and IFRS 17. Comparatives for 2021 have not been restated due to the initial appliocation of IFRS 9 and IFSR 17. Note 2 includes further details on the changes in accounting policies.
[2]	Included in net increase / (decrease) in cash and cash equivalents are interest received EUR 5,016 million (2022: EUR 5,250 million), dividends received EUR 2,254 million (2022: EUR 1,856 million) and interest paid EUR 516 million (2022: EUR 247 million). All included in operating activities except for dividend received from joint ventures and associates EUR 310 million (2022: EUR 137 million).